[Letterhead of BISYS FUND SERVICES]

June 30, 2006

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:   The Empire Builder Tax Free Bond Fund (the "Fund")
      File Nos. 2-86931 and 811-3907
      ------------------------------
      Filing pursuant to Rule 497(j)

Dear Sir or Madam:

This letter is being transmitted on behalf of the Fund by means of electronic submission pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act").

Pursuant to Rule 497(j) under the 1933 Act, please accept this letter as a certification on behalf of the Fund that the form of prospectus of the Fund that would have been filed under Rule 497(c) does not differ from the prospectus contained in Post-Effective Amendment No. 27 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on June 28, 2006.

Very truly yours,

/s/ Mark E. Tuttle
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Mark E. Tuttle

cc:   John M. Loder
      Michael G. Doherty